As filed with the Securities and Exchange Commission on February 15, 2018
Registration No. 333-159992
Registration No. 811-22309

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	54	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	56	☒
(Check appropriate box or boxes)
TRANSPARENT VALUE TRUST
(Exact Name of Registrant as Specified in Charter)
330 MADISON AVENUE, 10TH FLOOR, NEW YORK, NEW YORK 10017
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(212) 518-5344

Copies To:
Amy J. Lee Transparent Value Trust 330 Madison Avenue, 10th Floor New York, NY 10017	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
Approximate date of public offering: March 16, 2018
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 16, 2018 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 31 (the “Amendment”) to the Registration Statement of Transparent Value Trust (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on November 29, 2016 for the purpose of updating the currently effective registration statement for Class A, Class C, Class P, and Institutional Class shares for each series of the Registrant, and for the purpose of registering a new share class of the Registrant, Class T shares, for each series of the Registrant. This Post-Effective Amendment No. 54 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 16, 2018 as the new date upon which the Amendment as it relates to Class T shares only shall become effective. The effectiveness of the Amendment was previously delayed pursuant to Post-Effective Amendment No. 32, as filed January 26, 2017; pursuant to Post-Effective Amendment No. 36, as filed February 23, 2017; pursuant to Post-Effective Amendment No. 37, as filed March 16, 2017; pursuant to Post-Effective Amendment No. 38, as filed April 3, 2017; pursuant to Post-Effective Amendment No. 41, as filed May 2, 2017; pursuant to Post-Effective Amendment No. 42, as filed June 1, 2017; pursuant to Post-Effective Amendment No. 43, as filed June 16, 2017; pursuant to Post-Effective Amendment No. 44, as filed July 7, 2017; pursuant to Post-Effective Amendment No. 45, as filed August 3, 2017; pursuant to Post-Effective Amendment No. 46, as filed August 31, 2017; pursuant to Post-Effective Amendment No. 47, as filed September 28, 2017; pursuant to Post-Effective Amendment No. 48, as filed October 26, 2017; pursuant to Post-Effective Amendment No. 49, as filed November 22, 2017; pursuant to Post-Effective Amendment No. 50, as filed December 21, 2017; and pursuant to Post-Effective Amendment No. 51, as filed January 18, 2018. This Post-Effective Amendment No. 54 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 54 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 54 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 15th day of February 2018.

Transparent Value Trust

/s/ Amy J. Lee
Amy J. Lee
President, Chief Executive Officer and Chief Legal Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 15th day of February 2018.

/s/ Jerry B. Farley Jerry B. Farley Trustee	TRANSPARENT VALUE TRUST

/s/ Donald A. Chubb, Jr. Donald A. Chubb, Jr. Trustee	By: /s/ AMY J. LEE Amy J. Lee, President, Chief Executive Officer and Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
/s/ Maynard F. Oliverius Maynard F. Oliverius Trustee
/s/ Randall C. Barnes Randall C. Barnes Trustee	By: /s/ KEITH D. KEMP Keith D. Kemp, Treasurer
/s/ Roman Friedrich III Roman Friedrich III Trustee
/s/ Robert B. Karn III Robert B. Karn III Trustee	By: /s/ JOHN L SULLIVAN John L. Sullivan, Chief Financial Officer and Chief Accounting Officer
/s/ Ronald A. Nyberg Ronald A. Nyberg Trustee

/s/ Ronald E. Toupin, Jr. Ronald E. Toupin, Jr. Trustee